Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses By Nature [Abstract]
Schedule of expenses by nature
	Year ended December 31,
	2017	2016	2015
	USD in thousands
Payroll and related expenses	2,666	4,104	4,575
Professional fees	1,609	2,129	1,222
Materials used and subcontracted work	903	1,566	2,120
Travel	189	605	710
Advertising and participation in exhibitions	170	403	648
Rent and office maintenance	206	212	238
Vehicle maintenance	140	202	177
Preparation of patents	118	110	114
Depreciation and amortization	77	99	122
Other	200	210	257
Inventory impairment	297
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SALES AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	6,575	9,640	10,183